Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Borrowings
Borrowing arrangements	$ 81,919	$ 80,000
Less: transaction costs	(8,142)	(6,751)
Amortization of carrying amount, net of payments made	20,392	20,996
Total borrowings	94,169	94,245
Current	5,523	53,200
Non-current	$ 88,646	$ 41,045